Other comprehensive income - Narrative (Details) - EUR (€) € in Millions	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Disclosure of analysis of other comprehensive income by item [line items]
Actuarial gains and losses on defined benefit pension plans	€ 73	€ 584	€ 1,038
Changes in value recognised in equity	220	643	944
Decrease due to other modification	147
Foreign exchange gain (loss)	407	(216)	(22)
Impairment loss (reversal)	12,546	12,136	12,298
Exchange differences	(25,475)	(22,375)	(19,510)
Equity Investments
Disclosure of analysis of other comprehensive income by item [line items]
Exchange differences	394	428	318
Reclassification adjustments on exchange differences on translation of foreign operations, net of tax	17	45	44
Financial assets at fair value through other comprehensive income
Disclosure of analysis of other comprehensive income by item [line items]
Impairment loss (reversal)	29	(1)	24
Goodwill
Disclosure of analysis of other comprehensive income by item [line items]
Foreign exchange gain (loss)	(287)	(568)	249
United Kingdom
Disclosure of analysis of other comprehensive income by item [line items]
Actuarial gains and losses on defined benefit pension plans	(117)	€ (475)	€ (687)
Decrease (increase) in accumulated actuarial losses/profits	€ 117
Annual discount rate	5.58%	5.54%	4.63%
Other material actuarial assumptions	2.90%	3.11%
Annual social security pension increase rate	2.78%	3.04%	2.96%
Brazil
Disclosure of analysis of other comprehensive income by item [line items]
Decrease (increase) in accumulated actuarial losses/profits	€ 116
Annual social security pension increase rate	10.65%	10.58%
Actuarial assumption of medical cost trend rates	10.52%	10.50%
Spain
Disclosure of analysis of other comprehensive income by item [line items]
Actuarial gains and losses on defined benefit pension plans	€ 33	€ (21)	€ (10)
Decrease (increase) in accumulated actuarial losses/profits	€ (33)
Annual discount rate	3.75%	3.00%
Other Regions
Disclosure of analysis of other comprehensive income by item [line items]
Decrease (increase) in accumulated actuarial losses/profits	€ 20